Average Annual Total Returns - Class A Class C and Institutional Class - Weakening Dollar 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class A U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class A U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class C U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class C U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.34%	(1.03%)	(5.21%)	5.26%	(1.08%)	(5.23%)	3.16%	(0.80%)	(3.73%)	(6.69%)	(1.83%)	1.30%	8.74%	(0.84%)	(5.47%)	8.65%	(0.88%)	(5.49%)	5.17%	(0.66%)	(3.90%)	(6.69%)	(1.83%)	1.30%